Expense Example - FidelitySAIInternationalCreditFund-PRO - FidelitySAIInternationalCreditFund-PRO - Fidelity SAI International Credit Fund	Mar. 01, 2025 USD ($)
Expense Example:
1 year	$ 42
3 years	139
5 years	247
10 years	$ 562